Share-Based Compensation Expense under 2009 Option Plan (Detail) - 2009 Option Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ (14,253)	$ (12,376)	$ (8,927)
Cost of revenue
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(148)	(58)	(40)
Research and development
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(2,750)	(2,495)	(1,013)
Sales and marketing
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(2,968)	(1,556)	(1,172)
General and administrative
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ (8,387)	$ (8,267)	$ (6,702)